CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 335,470	$ 1,275,616	$ 515,796
Accounts receivable, net	196,919	583,368	67,384
Due from factor, net	438,142	839,400	985,288
Inventory	4,771,271	5,122,564	2,660,203
Prepaid expenses and other current assets	872,142	766,901	288,474
Total current assets	6,613,944	8,829,394	4,776,334
Deferred offering costs		104,512	367,696
Property, equipment and software, net	98,170	104,512	69,367
Goodwill	8,973,501	10,103,812	8,583,274
Intangible assets, net	11,421,311	12,906,238	9,263,131
Deposits	106,547	193,926	133,378
Right of use asset, net	339,085	102,349
Total assets	27,552,558	33,738,056	36,485,224
Current liabilities:
Accounts payable	8,143,991	8,016,173	6,507,709
Accrued expenses and other liabilities	5,038,937	3,936,920	2,078,087
Due to related parties	472,790	555,217	256,274
Contingent consideration liability		12,098,475	12,179,476
Convertible note payable, net	100,000	2,721,800	100,000
Accrued interest payable	1,779,274	1,561,795	1,110,679
Venture debt, net of discount			6,001,755
Loan payable, current	1,190,405	1,829,629	2,279,768
Promissory note payable	5,613,839	9,000,000	3,500,000
Right of use liability, current portion	312,226	40,893,791
Total current liabilities	22,651,462	40,893,792	35,047,266
Convertible note payable, net		150,000	5,723,846
Loans payable, net of current portion	443,635	150,000	342,050
Derivative liability		0	2,294,720
Warrant liability			18,223
Total liabilities	23,128,598	41,191,230	43,575,005
Commitments and contingencies
Stockholders' deficit:
Additional paid-in capital		96,294,123	58,614,160
Accumulated deficit	(104,839,404)	(103,747,316)	(65,703,954)
Total stockholders' deficit	4,423,960	(7,453,174)	(7,089,781)
Total liabilities and stockholders' deficit	27,552,558	33,738,056	36,485,224
Undesignated preferred stock
Stockholders' deficit:
Preferred stock
Series A preferred stock
Stockholders' deficit:
Preferred stock
Series A Convertible Preferred Stock
Stockholders' deficit:
Preferred stock	1	1
Common stock
Stockholders' deficit:
Common stock, $0.0001 par, 1,000,000,000 shares authorized, 4,468,939 and 130,018 shares issued and outstanding as of December 31, 2022 and 2021, respectively	31	18	$ 13
Additional paid-in capital	$ 109,263,332	$ 96,294,123